Business disposals (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) branch	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill impairment	$ 587	$ 41	$ 7,349
Liabilities of disposal groups held for sale	9,005	$ 0
Customer accounts
Disclosure of detailed information about business combination [line items]
Liabilities of disposal groups held for sale	$ 8,800
HSBC SFH (France)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%
Potential sale of the retail banking business in France | HSBC Continental Europe
Disclosure of detailed information about business combination [line items]
Tax deduction for loss provision	$ 400
Non-current assets or disposal groups classified as held for sale	27,400
Potential sale of the retail banking business in France | HSBC Continental Europe | Forecast
Disclosure of detailed information about business combination [line items]
Loss from discontinued operations	2,300
Goodwill impairment	700
Potential sale of the retail banking business in France | HSBC Continental Europe | Customer accounts
Disclosure of detailed information about business combination [line items]
Liabilities of disposal groups held for sale	22,600
Potential sale of the retail banking business in France | HSBC Continental Europe | Loans and advances to customers
Disclosure of detailed information about business combination [line items]
Non-current assets or disposal groups classified as held for sale	$ 24,900
Potential sale of the retail banking business in France | HSBC SFH (France) | HSBC Continental Europe
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%
Potential sale of the retail banking business in France | Crédit Logement | HSBC Continental Europe
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	3.00%
US retail banking business restructure | Minimum | Retail
Disclosure of detailed information about business combination [line items]
Number of branches | branch	20
US retail banking business restructure | Maximum | Retail
Disclosure of detailed information about business combination [line items]
Number of branches | branch	25
Number of branches held for sale | branch	90
US retail banking business restructure | Customer accounts | Retail
Disclosure of detailed information about business combination [line items]
Liabilities of disposal groups held for sale	$ 8,800
US retail banking business restructure | Loans and advances to customers | Retail
Disclosure of detailed information about business combination [line items]
Non-current assets or disposal groups classified as held for sale	$ 2,400